FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value hierarchy (Details) - Fair value - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Financial Instruments and Risks
Financial assets	R$ 28,559,297	R$ 21,477,559
Financial liabilities	5,291,710	7,894,528
Level 1
Financial Instruments and Risks
Financial assets	517,760	637,616
Level 2
Financial Instruments and Risks
Financial assets	15,351,190	8,562,853
Financial liabilities	5,291,710	7,894,528
Level 3
Financial Instruments and Risks
Financial assets	12,690,347	12,277,090
Liabilities, Fair value through profit or loss
Financial Instruments and Risks
Financial liabilities	5,291,710	7,894,528
Liabilities, Fair value through profit or loss | Derivative financial instruments
Financial Instruments and Risks
Financial liabilities	5,291,710	7,894,528
Liabilities, Fair value through profit or loss | Level 2
Financial Instruments and Risks
Financial liabilities	5,291,710	7,894,528
Liabilities, Fair value through profit or loss | Level 2 | Derivative financial instruments
Financial Instruments and Risks
Financial liabilities	5,291,710	7,894,528
Assets, Fair value through profit or loss
Financial Instruments and Risks
Financial assets	15,868,950	9,200,469
Assets, Fair value through profit or loss | Derivative financial instruments
Financial Instruments and Risks
Financial assets	3,273,896	1,442,140
Assets, Fair value through profit or loss | Marketable securities
Financial Instruments and Risks
Financial assets	12,595,054	7,758,329
Assets, Fair value through profit or loss | Level 1
Financial Instruments and Risks
Financial assets	517,760	637,616
Assets, Fair value through profit or loss | Level 1 | Marketable securities
Financial Instruments and Risks
Financial assets	517,760	637,616
Assets, Fair value through profit or loss | Level 2
Financial Instruments and Risks
Financial assets	15,351,190	8,562,853
Assets, Fair value through profit or loss | Level 2 | Derivative financial instruments
Financial Instruments and Risks
Financial assets	3,273,896	1,442,140
Assets, Fair value through profit or loss | Level 2 | Marketable securities
Financial Instruments and Risks
Financial assets	12,077,294	7,120,713
Assets, Fair value through other comprehensive income
Financial Instruments and Risks
Financial assets	26,301	28,358
Assets, Fair value through other comprehensive income | Other investments
Financial Instruments and Risks
Financial assets	26,301	28,358
Assets, Fair value through other comprehensive income | Level 3
Financial Instruments and Risks
Financial assets	26,301	28,358
Assets, Fair value through other comprehensive income | Level 3 | Other investments
Financial Instruments and Risks
Financial assets	26,301	28,358
Assets, Amortized cost
Financial Instruments and Risks
Financial assets	12,664,046	12,248,732
Assets, Amortized cost | Biological assets
Financial Instruments and Risks
Financial assets	12,664,046	12,248,732
Assets, Amortized cost | Level 3
Financial Instruments and Risks
Financial assets	12,664,046	12,248,732
Assets, Amortized cost | Level 3 | Biological assets
Financial Instruments and Risks
Financial assets	R$ 12,664,046	R$ 12,248,732